Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Intangible Assets	8. Intangible Assets Intangible assets consist of the following (in thousands): September 30, December 31, 2021 2020Patents and copyrights $ 14,826 $ 14,948Accumulated amortization (12,939) (12,778) $ 1,887 $ 2,170	6. INTANGIBLE ASSETS Intangible assets consisted of the following at December 31, 2020 and 2019 (in thousands): 2020 2019 Patents and copyrights$ 14,948 $ 16,612Less accumulated amortization (12,778) (13,734) $ 2,170 $ 2,878 Amortization expense for each of the years ended December 31, 2020 and 2019 was approximately $0.4 million and $0.6 million, respectively. For the years ended December 31, 2020 and 2019, we recorded losses on the disposal of intangible assets of approximately $0.3 million and $0.4 million, respectively. Future estimated amortization expense for intangible assets that have remaining unamortized amounts as of December 31, 2020 is as follows (in thousands): 2021$ 3582022 3212023 2832024 2702025 2312026 and thereafter 707Total$ 2,170